UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Trusco Small-Cap Growth Portfolio

Annual Report

December 31, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Trusco Small-Cap Growth Portfolio

Despite a mid-year correction, small cap stocks turned in another strong performance in 2006 as declining energy prices and firmer economic reports led to renewed investor confidence and a fourth quarter rally. For the year the Russell 200 Growth Index, the Portfolio’s benchmark, returned 13.4% besting its large and mid-cap counterparts. The small cap value style once again outperformed growth as the Russell 2000 Value Index advanced 23.5% marking the sixth year out of the last seven that small value has led small growth. Within the growth benchmark, utilities, consumer staples and telecommunication services were the best performing sectors while healthcare, information technology and consumer discretionary stocks lagged. Best performing stocks in the benchmark were characterized by lower price earnings ratios, slower earnings growth and smaller market capitalization. Overall it was a relatively tough year for small cap growth managers as the vast majority underperformed the benchmark. The Portfolio posted a gain of 2.67%. Adverse stock selection throughout the Portfolio was the major detractor as the Portfolio’s focus on above average earnings growth was not rewarded. Information Technology was the primary headwind as an overweight to the benchmark coupled with lagging stock selection detracted from relative performance.

	Maxim Trusco Small-Cap Growth Portfolio	Russell 2000 Growth Index
11/01/1994	10,000.00	10,000.00
12/31/1997	11,870.00	11,295.00
12/31/1998	13,961.49	11,433.93
12/31/1999	25,239.59	16,360.81
12/31/2000	22,114.93	12,691.08
12/31/2001	17,061.67	11,519.69
12/31/2002	11,781.08	8,033.83
12/31/2003	15,427.33	11,933.46
12/31/2004	16,351.42	13,641.13
12/31/2005	17,103.59	14,207.24
12/31/2006	17,560.25	16,103.91

Maxim Trusco Small-Cap Growth Portfolio

Total Return –

One Year:	2.67%
Five Year:	0.58%
Ten Year:	5.79%

Portfolio Inception:	11/1/1994

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Trusco Small-Cap Growth Portfolio, made at its inception, with the performance of the Russell 2000 Growth Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Trusco Small-Cap Growth Portfolio of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trusco Small-Cap Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 23, 2007

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2006 and 2005

Maxim Trusco Small-Cap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS:
Investments in securities, market value (1)	$109,891,270
Cash	19,025
Collateral for securities loaned	25,817,950
Dividends receivable	19,040
Subscriptions receivable	158,092
Receivable for investments sold	378,778

Total assets	136,284,155

LIABILITIES:
Due to investment adviser	103,977
Payable upon return of securities loaned	25,817,950
Redemptions payable	300,305
Payable for investments purchased	301,633

Total liabilities	26,523,865

NET ASSETS	$109,760,290

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$634,771
Additional paid-in capital	137,070,430
Net unrealized appreciation on investments	8,737,901
Accumulated net realized loss on investments	(36,682,812)

NET ASSETS	$109,760,290

NET ASSET VALUE PER OUTSTANDING SHARE	$17.29
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	6,347,712

(1) Cost of investments in securities:	$101,153,369

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
Interest	$149,073
Income from securities lending	118,636
Dividends	342,792
Foreign withholding tax	(5,275)

Total income	605,226

EXPENSES:
Audit fees	16,100
Bank and custodial fees	46,744
Investment administration	133,209
Management fees	1,042,997
Other expenses	20,428

Total expenses	1,259,478

Less amount reimbursed by investment adviser	51,796

Net expenses	1,207,682

NET INVESTMENT LOSS	(602,456)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(1,119,302)
Change in net unrealized appreciation on investments	3,498,315

Net realized and unrealized gain on investments	2,379,013

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,776,557

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(602,456)	$(833,244)
Net realized gain (loss) on investments	(1,119,302)	21,842,157
Change in net unrealized appreciation on investments	3,498,315	(22,512,801)

Net increase (decrease) in net assets resulting from operations	1,776,557	(1,503,888)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	58,943,647	49,586,136
Redemptions of shares	(41,988,139)	(181,004,104)

Net increase (decrease) in net assets resulting from share transactions	16,955,508	(131,417,968)

Total increase (decrease) in net assets	18,732,065	(132,921,856)

NET ASSETS:
Beginning of period	91,028,225	223,950,081

End of period (1)	$109,760,290	$91,028,225
	0	0

OTHER INFORMATION:

SHARES:
Sold	3,346,620	3,190,596
Redeemed	(2,404,126)	(11,693,631)

Net increase (decrease)	942,494	(8,503,035)

(1) Including undistributed net investment loss	$0	$(118,873)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$16.84	$16.10	$15.19	$11.60	$16.80

Income from Investment Operations

Net investment income (loss)	0.02	(0.02)
Net realized and unrealized gain (loss)	0.43	0.76	0.91	3.59	(5.20)

Total Income (Loss) From
Investment Operations	0.45	0.74	0.91	3.59	(5.20)

Net Asset Value, End of Period	$17.29	$16.84	$16.10	$15.19	$11.60

Total Return	2.67%	4.60%	5.99%	30.95%	(30.95%)

Net Assets, End of Period ($000)	$109,760	$91,028	$223,950	$213,441	$127,625

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.15%	1.11%	1.03%	1.05%	1.08%
- After Reimbursement #	1.10%	1.08%	1.03%	1.04%	1.06%

Ratio of Net Investment Loss to
Average Net Assets:
- Before Reimbursement	(0.62%)	(0.69%)	(0.76%)	(0.55%)	(0.74%)
- After Reimbursement #	(0.55%)	(0.66%)	(0.76%)	(0.54%)	(0.72%)

Portfolio Turnover Rate	146.38%	228.65%	141.20%	174.65%	109.01%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Trusco Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective July 5, 2005, the Maxim MFS® Small-Cap Growth Portfolio name changed to Maxim Trusco Small-Cap Growth Portfolio. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio has evaluated the impact that the adoption of FIN 48 will have on its financial position and the results of its operations and does not anticipate that there will be any adjustments required.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2006, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $102,000 for the year ended December 31, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $171,780,133 and $157,238,148, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2006, the U.S. Federal income tax cost basis was $101,537,673. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $11,568,131 and gross depreciation of securities in which there was an excess of tax cost over value of $3,214,534 resulting in net appreciation of $8,353,597.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2006, the Portfolio had securities on loan valued at $25,640,572 and received collateral of $25,817,950 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed capital gains	0
Net accumulated earnings	0

Net unrealized appreciation on investments	8,353,597
Capital loss carryforwards	(36,298,508)
Post-October losses	0
Total accumulated loss on investments	$(27,944,911)

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, net operating losses and capital loss carryforwards. For the year ended December 31, 2006 the Portfolio reclassified $682,787 from paid-in capital to undistributed net investment loss and $38,541 from accumulated net realized loss on investments to undistributed net investment loss. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2006, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $506,441, $34,401,991, and $1,390,076 which expire in the years 2009, 2010, and 2014, respectively.

7.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. No ordinary income distributions were declared for the year ended December 31, 2006, and therefore no dividend received deduction is available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006

COMMON STOCK

Shares	Value ($)

AGRICULTURE --- 1.15%

22,300 Corn Products International Inc	770,242
41,200 Terra Industries Inc*	493,576
$1,263,818

AIRLINES --- 0.48%

13,300 Alaska Air Group Inc*	525,350
$525,350

BANKS --- 1.47%

14,726 PrivateBancorp Inc ^^	613,043
9,300 SVB Financial Group*	433,566
8,200 Smithtown Bancorp Inc ^^	222,384
10,570 United Community Banks Inc	341,622
$1,610,615

BIOTECHNOLOGY --- 5.70%

9,900 Alexion Pharmaceuticals Inc ^^*	399,861
34,250 Arena Pharmaceuticals ^^*	442,168
17,900 Digene Corp*	857,768
41,900 Genomic Health Inc*	779,340
54,100 Human Genome Sciences Inc ^^*	673,004
16,800 Illumina Inc ^^*	660,408
14,900 Kendle International Inc*	468,605
26,900 LifeCell Corp ^^*	649,366
27,150 Meridian Bioscience Inc	665,990
33,150 PDL BioPharma Inc*	667,641
$6,264,151

BROADCAST/MEDIA --- 0.84%

21,200 General Cable Corp*	926,652
$926,652

BUILDING MATERIALS --- 0.77%

10,900 Genlyte Group Inc*	851,399
$851,399

CHEMICALS --- 0.78%

12,000 Albemarle Corp	861,600
$861,600

COMMUNICATIONS - EQUIPMENT --- 1.83%

52,294 Arris Group Inc*	654,198
17,600 Avocent Corp*	595,760
19,146 CommScope Inc*	583,570

26,275 Ditech Networks Inc*	181,823
$2,015,351

COMPUTER HARDWARE & SYSTEMS --- 0.90%

20,400 Rackable Systems Inc ^^*	631,788
16,334 Xyratex Ltd*	352,488
$984,276

COMPUTER SOFTWARE & SERVICES --- 11.97%

47,000 24/7 Real Media Inc ^^*	425,350
12,150 ANSYS Inc*	528,404
76,287 Actuate Corp*	453,145
31,300 Allscripts Healthcare Solutions Inc ^^*	844,787
32,331 Aspen Technology Inc ^^*	356,288
38,900 Atheros Communications*	829,348
11,600 Bankrate Inc ^^*	440,220
14,000 Blackbaud Inc	364,000
6,800 Digital River Inc*	379,372
3,900 Double-Take Software Inc ^^*	50,232
11,775 Hyperion Solutions Corp*	423,194
20,550 Infocrossing Inc ^^*	334,965
6,300 Innerworkings Inc ^^*	100,548
74,700 LivePerson Inc*	390,681
18,800 Mentor Graphics Corp*	338,964
56,879 Nuance Communications Inc ^^*	651,833
38,300 Omnicell Inc*	713,529
46,600 Phase Forward Inc*	698,068
17,900 Priceline.com Inc ^^*	780,619
13,200 Quality Systems Inc ^^	491,964
19,000 RADVision Ltd*	381,520
38,840 Radiant Systems Inc*	405,490
38,900 SonicWALL Inc*	327,538
19,769 Transaction Systems Architects Inc Class A*	643,876
31,900 VASCO Data Security International Inc ^^*	378,015
27,704 ValueClick Inc*	654,646
31,000 aQuantive Inc ^^*	764,460
$13,151,056

CONTAINERS --- 0.23%

15,931 Myers Industries Inc	249,479
$249,479

COSMETICS & PERSONAL CARE --- 0.79%

21,000 NBTY Inc*	872,970
$872,970

ELECTRIC COMPANIES --- 0.22%

11,500 Color Kinetics Inc*	245,525
$245,525

ELECTRONIC INSTRUMENTS & EQUIP --- 8.01%

14,300 Acuity Brands Inc	744,172
50,164 Aeroflex Inc*	587,922
19,600 Agilysys Inc	328,104
13,300 Benchmark Electronics Inc	323,988
35,362 Comtech Group Inc ^^*	643,235

13,700 Eagle Test Systems Inc*	199,746
16,509 Electro Scientific Industries Inc*	332,491
15,500 Energy Conversion Devices Inc ^^*	526,690
16,500 Ituran Location & Control Ltd	248,325
20,010 Orbotech Ltd*	509,054
19,500 Paxar Corp*	449,670
65,330 Power-One Inc ^^*	475,602
24,500 Quest Software Inc ^^*	358,925
10,700 Rofin-Sinar Technologies Inc*	646,922
3,500 Rogers Corp*	207,025
37,400 Taser International Inc ^^*	284,614
11,139 Technitrol Inc	266,111
400 Thoratec Laboratories Corp ^^*	7,032
18,850 Trimble Navigation Ltd*	956,257
17,800 Woodward Governor Co	706,838
$8,802,723

ELECTRONICS - SEMICONDUCTOR --- 3.68%

13,499 Cymer Inc*	593,281
39,250 Cypress Semiconductor Corp ^^*	662,148
8,800 Diodes Inc*	312,224
17,450 FEI Co*	460,157
7,300 Hittite Microwave Corp*	235,936
45,100 Lattice Semiconductor Corp*	292,248
37,300 Microtune Inc ^^*	175,310
11,100 SiRF Technology Holdings Inc*	283,272
7,000 Tessera Technologies Inc ^^*	282,380
75,100 TriQuint Semiconductor Inc*	337,950
8,900 Varian Semiconductor Equipment Associates Inc	405,128
$4,040,034

ENGINEERING & CONSTRUCTION --- 0.85%

9,560 EMCOR Group Inc	543,486
15,099 Insituform Technologies Inc Class A ^^*	390,460
$933,946

FINANCIAL SERVICES --- 0.88%

8,500 BankUnited Financial Corp ^^	237,660
5,900 Heartland Payment Systems Inc ^^	166,675
12,000 International Securities Exchange Inc	561,480
$965,815

FOOD & BEVERAGES --- 0.42%

14,700 Hain Celestial Group Inc*	458,787
$458,787

GOLD, METALS & MINING --- 1.71%

14,411 AMCOL International Corp ^^	399,761
4,900 Carpenter Technology Corp	502,348
18,000 Claymont Steel Holdings Inc*	331,020
7,935 Gibraltar Industries Inc	186,552
30,600 Hecla Mining Co ^^*	234,396
6,400 Royal Gold Inc ^^	230,272
$1,884,349

HEALTH CARE RELATED --- 2.87%

34,500 Alkermes Inc*	461,265

22,206 LHC Group Inc ^^*	633,093
17,200 Palomar Medical Technologies Inc ^^*	871,524
31,600 Psychiatric Solutions Inc	1,185,632
$3,151,514

HOUSEHOLD GOODS --- 0.16%

4,100 American Woodmark Corp ^^	171,585
$171,585

INSURANCE RELATED --- 0.93%

5,900 Hanover Insurance Group Inc	287,920
9,867 Harleysville Group Inc	343,569
7,100 Triad Guaranty Inc*	389,577
$1,021,066

INVESTMENT BANK/BROKERAGE FIRM --- 0.73%

13,700 Thomas Weisel Partners Group Inc ^^*	289,070
22,400 optionsXpress Holdings Inc	508,256
$797,326

LEISURE & ENTERTAINMENT --- 1.01%

18,800 Netflix Inc ^^*	486,168
18,000 WMS Industries Inc*	627,480
$1,113,648

MACHINERY --- 2.14%

16,386 Gardner Denver Inc	611,362
15,150 Toro Co	706,445
19,449 TurboChef Technologies Inc ^^*	331,022
23,200 Wabtec Corp	704,816
$2,353,645

MANUFACTURING --- 1.81%

3,409 Ameron International Inc	260,345
57,949 Flow International Corp ^^*	638,598
15,300 NCI Building Systems Inc ^^*	791,775
27,350 Ultralife Batteries Inc ^^*	301,124
$1,991,842

MEDICAL PRODUCTS --- 6.91%

30,270 Aspect Medical Systems Inc ^^*	569,379
24,000 Cholestech Corp*	442,080
23,800 Conceptus Inc*	506,702
15,400 Gen-Probe Inc*	806,498
18,153 Hologic Inc*	858,274
19,000 Immucor Inc	555,370
25,400 Neurometrix Inc ^^*	378,714
29,200 NuVasive Inc ^^*	674,520
53,412 Stereotaxis Inc ^^*	551,212
20,400 Ventana Medical Systems Inc*	877,812
16,100 West Pharmaceutical Services Inc	824,803
31,500 ev3 Inc ^^*	542,745
$7,588,109

MISCELLANEOUS --- 0.37%

38,838 Smith & Wesson Holding Corp ^^*	401,585
$401,585

OFFICE EQUIPMENT & SUPPLIES --- 0.54%

15,800 Brady Corp Class A	589,024
$589,024

OIL & GAS --- 6.23%

23,900 Allis-Chalmers Energy Inc ^^*	550,656
34,900 Cal Dive International Inc*	437,995
7,800 Core Laboratories NV ^^*	631,800
7,900 Dril-Quip Inc ^^	309,364
7,800 Exploration Co of Delaware*	104,052
25,600 Global Industries Ltd*	333,824
13,200 Goodrich Petroleum Corp ^^*	477,576
51,400 Grey Wolf Inc ^^*	352,604
10,600 Gulf Island Fabrication Inc ^^	391,140
22,500 Hanover Compressor Co*	425,025
11,780 Helix Energy Solutions Group Inc*	369,539
13,200 Hornbeck Offshore Services Inc ^^*	471,240
3,000 Lufkin Industries Inc	174,240
11,600 Oceaneering International Inc	460,520
8,708 Sunoco Logistics Partners LP	440,276
12,200 Superior Energy Services Inc*	398,696
11,100 TETRA Technologies Inc	283,938
4,697 W-H Energy Services Inc*	228,697
$6,841,182

PAPER & FOREST PRODUCTS --- 0.28%

20,000 PH Glatfelter Co ^^	310,000
$310,000

PERSONAL LOANS --- 0.72%

7,600 Cash America International Inc	356,440
9,300 World Acceptance Corp*	436,635
$793,075

PHARMACEUTICALS --- 3.56%

46,600 BioMarin Pharmaceutical Inc*	763,774
25,200 CV Therapeutics Inc ^^*	351,792
20,300 HealthExtras Inc*	489,230
33,300 Medarex Inc*	492,507
14,800 New River Pharmaceuticals Inc ^^*	809,708
19,500 OSI Pharmaceuticals Inc*	682,110
12,928 Osiris Therapeutics Inc ^^*	327,337
$3,916,458

PRINTING & PUBLISHING --- 0.57%

18,800 VistaPrint Ltd*	622,468
$622,468

RAILROADS --- 0.86%

17,000 Genesee & Wyoming Inc	446,080
17,300 Kansas City Southern*	501,354
$947,434

REAL ESTATE --- 0.97%

11,200 Corporate Office Properties Trust REIT	565,264
14,600 Digital Realty Trust Inc REIT	499,758

$1,065,022

RESTAURANTS --- 1.93%

13,100 Applebee's International Inc	323,177
12,600 Chipolte Mexican Grill Inc ^^*	718,200
8,900 Panera Bread Co Class A ^^*	497,599
7,300 Papa John's International Inc	211,773
10,438 Red Robin Gourmet Burgers Inc*	374,202
$2,124,951

RETAIL --- 8.98%

17,100 Aaron Rents Inc	492,138
21,700 Aeropostale Inc*	669,879
10,500 BEBE Stores Inc	207,795
11,400 Build-A-Bear-Workshop Inc ^^*	319,428
34,700 Casual Male Retail Group Inc ^^*	452,835
12,500 Charlotte Russe Holding Inc*	384,375
16,900 Christopher & Banks Corp	315,354
22,100 Coldwater Creek Inc	541,892
23,050 Conn's Inc ^^*	536,374
16,300 Dicks Sporting Goods Inc*	798,537
12,100 J Crew Group Inc ^^*	466,455
31,900 New York & Co Inc*	417,252
37,700 Nu Skin Enterprises Inc	687,271
8,500 NutriSystem Inc ^^*	538,815
35,000 Pacific Sunwear of California Inc*	685,300
6,000 Pantry Inc*	281,040
13,100 Tractor Supply Co ^^*	585,701
9,980 Tween Brands Inc*	398,501
14,613 Under Armour Inc ^^*	737,226
24,794 Wild Oats Markets Inc ^^*	356,538
$9,872,706

SHOES --- 0.74%

12,200 Crocs Inc ^^*	527,040
8,900 Heelys Inc ^^*	285,779
61 Steven Madden Ltd	2,140
$814,959

SPECIALIZED SERVICES --- 4.76%

16,200 Barrett Business Services Inc	379,404
28,950 Copart Inc*	868,500
2,009 Forrester Research Inc*	54,464
1,621 Laureate Education Inc*	78,829
13,000 Life Time Fitness Inc*	630,630
20,600 Mobile Mini Inc	554,964
32,100 Perficient Inc ^^*	526,761
18,700 Scientific Games Corp ^^*	565,301
17,100 Sotheby's	530,442
5,380 Steiner Leisure Ltd*	244,790
33,326 SumTotal Systems Inc*	201,622
21,700 eFunds Corp*	596,750
$5,232,457

TELEPHONE & TELECOMMUNICATIONS --- 2.45%

44,800 ANADIGICS Inc ^^*	396,928
19,200 Anaren Inc*	340,992

14,869 Cbeyond Inc ^^*	454,843
20,900 NICE Systems Ltd sponsored ADR	643,302
43,000 Time Warner Telecom Inc*	856,990
$2,693,055

TEXTILES --- 2.21%

22,100 Carter's Inc	563,550
9,300 Guess? Inc*	589,899
23,278 Oakley Inc ^^*	466,957
16,050 Phillips-Van Heusen Corp	805,229
$2,425,635

TRANSPORTATION --- 2.50%

18,500 GulfMark Offshore Inc ^^*	692,085
23,024 Hub Group Inc	634,311
18,600 Kirby Corp	634,818
16,125 Marten Transport Ltd*	295,571
29,100 RPC Inc	491,208
$2,747,993

TOTAL COMMON STOCK --- 96.91%	$106,494,635

(Cost $97,756,734)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

3,398,000 Freddie Mac	3,396,635
4.890%, January 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 3.09%	$3,396,635

(Cost $3,396,635)

TOTAL MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO --- 100%	$109,891,270

(Cost $101,153,369)

Legend

* Non-income Producing Security

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at December 31, 2006. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.33%, to be repurchased on 01/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Trusco Small-Cap Growth Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	5,635,058	5.13%
Consumer Products & Services	23,489,283	21.38%
Financial Services	6,252,919	5.69%
Health Care Related	20,920,232	19.04%
Industrial Products & Services	8,453,403	7.69%
Natural Resources	10,299,349	9.37%
Short Term Investments	3,396,635	3.09%
Technology	26,978,089	24.55%
Transportation	4,220,777	3.84%
Utilities	245,525	0.22%
	109,891,270	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Trusco Small-Cap Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 991.58	$ 5.52

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.66	$ 5.60

*Expenses are equal to the Portfolio's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Rex Jennings (81)	Director	March 22, 1988 to present	President Emeritus, Denver Metro Chamber of Commerce	31
Richard P. Koeppe (74)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (66)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
*William T. McCallum (64)	Director and President	June 1, 2000 to present

Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

				31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (51)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations for The Canada Life Assurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (60)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.
Beverly A. Byrne (51)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Vice President, Counsel and Secretary, FASCore, LLC, and National Plan Coordinators of Delaware, Inc.; Vice President and Counsel, Orchard Trust Company, LLC; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC and One Orchard Equities, Inc.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Rex Jennings	$32,250	0	0	$32,250
Richard P. Koeppe	$32,250	0	0	$32,250
Sanford Zisman	$32,250	0	0	$32,250

** As of December 31, 2006, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $272,700 for fiscal year 2005 and $278,850 for fiscal year 2006.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2005 and $35,300 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $133,810 for fiscal year 2005 and $147,360 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

_________________________

 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund. The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2005 equaled $499,505, and for fiscal year 2006 equaled $436,000.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to

_________________________

 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 22, 2007